SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 815,859	$ 815,859	$ 310,147
Less: Accumulated depreciation	(388,425)	(359,334)	(309,247)
Net property and equipment	427,434	456,525	900
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	367,317	367,317	32,261
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 448,542	$ 448,542	$ 277,886